Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Corporation and certain financial perfor manc
e of the Corporation. For further information concerning the Corporation’s pay-for-performance
philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) 7	Core Earnings per Share 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,033,062	$3,523,605	$1,287,725	$1,419,787	$111.34	$110.80	$192,113	$3.04
2021	$2,706,287	$3,061,694	$1,035,766	$1,165,212	$101.33	$129.98	$242,260	$3.62
2020	$2,162,733	$2,016,979	$826,553	$745,122	$83.55	$92.90	$122,044	$1.88

1
This column represents the amount of total compensation reported for Mr. Clossin (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table of this Proxy Statement.

2
This column represents the amount of “compensation actually paid” to Mr. Clossin, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Clossin’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards (c)	Compensation Actually Paid to PEO
2022	$3,033,062	($1,029,225)	$1,519,768	$3,523,605
2021	$2,706,287	($800,005)	$1,155,412	$3,061,694
2020	$2,162,733	($806,229)	$660,475	$2,016,979

(a)
This column represents the amount of total compensation reported for Mr. Clossin for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table of this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table of this Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Clossin to arrive at “compensation actually paid” to Mr. Clossin for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$1,189,710	$255,411	—	$(7,297)	$—	$81,944	$1,519,768
2021	$754,242	$245,822	—	$107,801	$(28,780)	$76,327	$1,155,412
2020	$1,094,357	$(254,571)	—	$(153,648)	$(63,561)	$37,898	$660,475

3
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Clossin) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table of this Proxy Statement. The names of each of the NEOs (excluding Mr. Clossin) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta, and Mr. Pietranton; (ii) for 2021, Mr. Robert H. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins; and (iii) for 2020, Mr. Young, Mr. Zatta, Mr. Dargusch and Mr. Pietranton.

4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Clossin), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Clossin) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Clossin) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Reported Change in the Actuarial Present Value of Pension Benefits (d)	Pension Benefit Adjustments (e)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,287,725	$(398,303)	$530,365	$—	$—	$1,419,787
2021	$1,035,766	$(303,767)	$433,069	$(3,117)	$3,261	$1,165,212
2020	$826,553	$(298,922)	$244,275	$(28,139)	$1,356	$745,122

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Clossin) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Clossin) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Clossin) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Clossin) to arrive at “compensation actually paid” to each NEO (excluding Mr. Clossin) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Clossin) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$460,224	$52,092	—	$(1,665)	—	$19,714	$530,365
2021	$284,282	$90,774	—	$39,861	$(9,768)	$27,920	$433,069
2020	$407,115	$(93,956)	—	$(58,755)	$(23,402)	$13,273	$244,275

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year for the NEOs as a group (excluding Mr. Clossin). Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(e)
This column represents the average total pension benefit adjustments for each applicable year, which includes the aggregate of two components: (i) the average actuarially determined service cost for services rendered by the NEOs as a group (excluding Mr. Clossin) during the applicable year (the “Service Cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	—	—	—
2021	$3,306	$(45)	$3,261
2020	$1,382	$(27)	$1,356

5
This column represents cumulative Corporation total shareholder return (TSR). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and

2020-2022), assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.

6
This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Regional Banks Select Industry Index.

7	This column represents the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.
8
This column represents the net income per common share, excluding after-tax
restructuring and merger-related expenses (“Core EPS”). This is a non-GAAP
measure, and is disclosed in Form
10-K
for the year ended December 31, 2022.

Year	2022	2021	2020
Net income per common share – diluted (“EPS”)	$3.02	$3.53	$1.77
Add: After-tax restructuring and merger-related expenses per common share—diluted 9	0.02	0.09	0.11
Core EPS	$3.04	$3.62	$1.88

9	Tax effected at 21% for all periods presented.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Clossin) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Weiss, Mr. Jackson, Mr. Zatta, and Mr. Pietranton; (ii) for 2021, Mr. Robert H. Young, Mr. Zatta, Mr. Pietranton and Mr. Perkins; and (iii) for 2020, Mr. Young, Mr. Zatta, Mr. Dargusch and Mr. Pietranton.
Peer Group Issuers, Footnote [Text Block]	S&P Regional Banks Select Industry Index
PEO Total Compensation Amount	$ 3,033,062	$ 2,706,287	$ 2,162,733
PEO Actually Paid Compensation Amount	$ 3,523,605	3,061,694	2,016,979
Adjustment To PEO Compensation, Footnote [Text Block]
2
This column represents the amount of “compensation actually paid” to Mr. Clossin, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Clossin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Clossin’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a)	Reported Summary Compensation Table Value of PEO Equity Awards (b)	Adjusted Value of Equity Awards (c)	Compensation Actually Paid to PEO
2022	$3,033,062	($1,029,225)	$1,519,768	$3,523,605
2021	$2,706,287	($800,005)	$1,155,412	$3,061,694
2020	$2,162,733	($806,229)	$660,475	$2,016,979

(a)
This column represents the amount of total compensation reported for Mr. Clossin for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table of this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table of this Proxy Statement.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Clossin to arrive at “compensation actually paid” to Mr. Clossin for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$1,189,710	$255,411	—	$(7,297)	$—	$81,944	$1,519,768
2021	$754,242	$245,822	—	$107,801	$(28,780)	$76,327	$1,155,412
2020	$1,094,357	$(254,571)	—	$(153,648)	$(63,561)	$37,898	$660,475

Non-PEO NEO Average Total Compensation Amount	$ 1,287,725	1,035,766	826,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,419,787	1,165,212	745,122
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Clossin), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Clossin) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Clossin) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for non-PEO (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b)	Average Non- PEO NEO Adjusted Value of Equity Awards (c)	Average Reported Change in the Actuarial Present Value of Pension Benefits (d)	Pension Benefit Adjustments (e)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,287,725	$(398,303)	$530,365	$—	$—	$1,419,787
2021	$1,035,766	$(303,767)	$433,069	$(3,117)	$3,261	$1,165,212
2020	$826,553	$(298,922)	$244,275	$(28,139)	$1,356	$745,122

(a)
This column represents the average of the amounts reported for the Corporation’s named executive officers (NEOs) as a group (excluding Mr. Clossin) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Clossin) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Clossin) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Clossin) to arrive at “compensation actually paid” to each NEO (excluding Mr. Clossin) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Clossin) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$460,224	$52,092	—	$(1,665)	—	$19,714	$530,365
2021	$284,282	$90,774	—	$39,861	$(9,768)	$27,920	$433,069
2020	$407,115	$(93,956)	—	$(58,755)	$(23,402)	$13,273	$244,275

(d)
The amounts included in this column are the average amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year for the NEOs as a group (excluding Mr. Clossin). Please refer to the Summary Compensation Table of the Corporation’s Proxy Statement for the applicable year.

(e)
This column represents the average total pension benefit adjustments for each applicable year, which includes the aggregate of two components: (i) the average actuarially determined service cost for services rendered by the NEOs as a group (excluding Mr. Clossin) during the applicable year (the “Service Cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	—	—	—
2021	$3,306	$(45)	$3,261
2020	$1,382	$(27)	$1,356

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The following table compares (i) the amount of compensation actually paid to Mr. Clossin, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Clossin), to (2) the Corporation’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following table compares (i) the amount of compensation actually paid to Mr. Clossin, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Clossin), to (2) the Corporation’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Core EPS
The following table compares (i) the amount of compensation actually paid to Mr. Clossin, and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Clossin), to (2) Core EPS over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Corporation and Cumulative TSR of the Peer Group
The following table compares (i) the Corporation’s cumulative TSR over the three-year period presented in the table and the (ii) the cumulative TSR of the S&P Regional Banks Select Industry Index.

Tabular List [Table Text Block]
Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Corporation’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Corporation uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to the Corporation’s performance are as follows:

•	Earnings Per Share

•	Return on Average Assets

•	Return on Average Common Equity

Total Shareholder Return Amount	$ 111.34	101.33	83.55
Peer Group Total Shareholder Return Amount	110.8	129.98	92.9
Net Income (Loss)	$ 192,113,000	$ 242,260,000	$ 122,044,000
Company Selected Measure Amount	3.04	3.62	1.88
PEO Name	Mr. Clossin
Net Income Per Common Share Diluted | $ / shares	$ 3.02	$ 3.53	$ 1.77
After Tax Restructuring And Merger Related Expenses Per Common Share Diluted | $ / shares	$ 0.02	$ 0.09	$ 0.11
Tax	21.00%	21.00%	21.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Non-GAAP Measure Description [Text Block]
8
This column represents the net income per common share, excluding after-tax
restructuring and merger-related expenses (“Core EPS”). This is a non-GAAP
measure, and is disclosed in Form
10-K
for the year ended December 31, 2022.

Year	2022	2021	2020
Net income per common share – diluted (“EPS”)	$3.02	$3.53	$1.77
Add: After-tax restructuring and merger-related expenses per common share—diluted 9	0.02	0.09	0.11
Core EPS	$3.04	$3.62	$1.88

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Common Equity
Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 3,306	$ 1,382
Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(45)	(27)
Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,261	1,356
PEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,029,225)	(800,005)	(806,229)
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,519,768	1,155,412	660,475
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,189,710	754,242	1,094,357
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,411	245,822	(254,571)
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,297)	107,801	(153,648)
PEO [Member] | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(28,780)	(63,561)
PEO [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,944	76,327	37,898
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,261	1,356
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(398,303)	(303,767)	(298,922)
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	530,365	433,069	244,275
Non-PEO NEO [Member] | Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,117)	(28,139)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,224	284,282	407,115
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,092	90,774	(93,956)
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Vested Awards During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,665)	39,861	(58,755)
Non-PEO NEO [Member] | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(9,768)	(23,402)
Non-PEO NEO [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,714	$ 27,920	$ 13,273